Fair Value Measurement - Impaired Loans and Real Estate Held For Sale (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impaired Loans	$ 1,040,106	$ 1,049,673	$ 1,084,399
Real estate held for resale	562,422	562,722	713,297
Total Fair Value Measurement	1,602,528	1,612,395	1,797,696
Fair Value Level 1
Impaired Loans
Real estate held for resale
Total Fair Value Measurement
Fair Value Level 2
Impaired Loans
Real estate held for resale	562,422	562,722	713,297
Total Fair Value Measurement	562,422	562,722	713,297
Fair Value Measurement Level 3
Impaired Loans	1,040,106	1,049,673	1,084,399
Real estate held for resale
Total Fair Value Measurement	$ 1,040,106	$ 1,049,673	$ 1,084,399